Consolidated Schedule of Investments
July 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–40.02%
U.S. Treasury Bills–12.46%(a)
U.S. Treasury Bills	2.38%	11/07/2019	$ 122,000	$ 121,324,652
U.S. Treasury Bills	2.14%	12/12/2019	135,000	133,993,024
U.S. Treasury Bills	2.02%	01/23/2020	161,000	159,419,070
				414,736,746
U.S. Treasury Notes–27.56%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	2.08%	01/31/2020	334,000	333,794,240
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.11%	04/30/2020	346,240	345,971,411
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.13%	07/31/2020	237,520	237,316,571
				917,082,222
Total U.S. Treasury Securities (Cost $1,332,321,142)				1,331,818,968
		Expiration Date
Commodity-Linked Securities–3.75%
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.03% (linked to the Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index, multiplied by 2) (Canada)(c)(d)		08/23/2019	68,200	53,786,179
RBC Capital Markets, LLC, Commodity-Linked Notes, U.S. Federal Funds Effective Rate minus 0.04% (linked to the RBC Enhanced Agricultural Basket 07 Excess Return Index) (Canada)(c)(d)		08/30/2019	88,700	71,148,016
Total Commodity-Linked Securities (Cost $156,900,000)				124,934,195
			Shares
Money Market Funds–50.31%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(e)			538,792,376	538,792,376
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(e)			108,044,194	108,087,411
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 2.36%(e)			149,384,459	149,384,459
Invesco Treasury Obligations Portfolio, Institutional Class, 2.08%(e)			705,000,000	705,000,000
Invesco Treasury Portfolio, Institutional Class, 2.15%(e)			172,818,715	172,818,715
Total Money Market Funds (Cost $1,674,060,023)				1,674,082,961
TOTAL INVESTMENTS IN SECURITIES–94.08% (Cost $3,163,281,165)				3,130,836,124
OTHER ASSETS LESS LIABILITIES–5.92%				196,924,394
NET ASSETS–100.00%				$3,327,760,518
Investment Abbreviations:
EMTN	– European Medium-Term Notes
Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2019.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $124,934,195, which represented 3.75% of the Fund’s Net Assets.
(d)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	972	September-2019	$62,742,600	$(439,026)	$(439,026)
Gasoline Reformulated Blendstock Oxygenate Blending	1,033	August-2019	80,819,441	3,174,406	3,174,406
New York Harbor Ultra-Low Sulfur Diesel	285	December-2019	23,691,024	(123,497)	(123,497)
Silver	795	September-2019	65,209,875	4,013,091	4,013,091
WTI Crude	635	January-2020	36,880,800	(356,989)	(356,989)
Subtotal				6,267,985	6,267,985
Equity Risk
E-Mini Russell 2000 Index	2,520	September-2019	198,664,200	4,251,904	4,251,904
E-Mini S&P 500 Index	1,545	September-2019	230,382,675	5,559,182	5,559,182
EURO STOXX 50 Index	6,740	September-2019	258,306,156	4,985,640	4,985,640
FTSE 100 Index	3,320	September-2019	304,242,121	7,954,241	7,954,241
Hang Seng Index	1,107	August-2019	196,259,646	(4,127,791)	(4,127,791)
Tokyo Stock Price Index	2,330	September-2019	335,396,636	4,043,159	4,043,159
Subtotal				22,666,335	22,666,335
Interest Rate Risk
Australia 10 Year Bonds	8,530	September-2019	847,113,269	16,504,408	16,504,408
Canada 10 Year Bonds	7,130	September-2019	768,806,107	4,756,462	4,756,462
Long Gilt	1,385	September-2019	223,725,315	6,105,288	6,105,288
U.S. Treasury Long Bonds	2,215	September-2019	344,640,156	10,694,667	10,694,667
Subtotal				38,060,825	38,060,825
Total Futures Contracts				$66,995,145	$66,995,145

(a)	Futures contracts collateralized by $189,320,000 cash held with Bank of America Merrill Lynch, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.47%	Monthly	10,700	February—2020	$7,165,262	$—	$0	$0
Cargill, Inc.	Receive	Single Commodity Excess Return Index	0.12	Monthly	40,500	January—2020	38,390,473	—	0	0
JPMorgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	100,000	April—2020	24,666,660	—	644,120	644,120
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	344,000	June—2020	59,827,792	—	0	0
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	37,400	September—2019	20,979,586	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	260,000	November—2019	10,390,406	—	0	0
Subtotal — Appreciation								—	644,120	644,120
Equity Risk
Goldman Sachs International	Receive	Hang Seng Index Futures	—	Monthly	2,000	August—2019	7,251,477	—	(151,317)	(151,317)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.33%	Monthly	82,500	October—2019	$39,486,018	$—	$(374,278)	$(374,278)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	690,000	April—2020	51,019,911	—	(256,956)	(256,956)
JPMorgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	432,000	October—2019	48,003,710	—	(63,245)	(63,245)
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.38	Monthly	301,000	October—2019	26,985,601	—	(691,312)	(691,312)
Subtotal								—	(1,385,791)	(1,385,791)
Subtotal — Depreciation								—	(1,537,108)	(1,537,108)
Total — Total Return Swap Agreements								$—	$(892,988)	$(892,988)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $16,960,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index
	Long Futures Contracts
	Coffee ‘C’	4.39%
	Corn	5.04
	Cotton No. 2	20.55
	Lean Hogs	0.51
	Live Cattle	1.75
	Soybean Meal	19.44
	Soybean Oil	4.39
	Soybeans	19.15
	Sugar No. 11	19.96
	Wheat	4.82
	Total	100.00%
RBC Enhanced Agricultural Basket 07 Excess Return Index
	Long Futures Contracts
	Coffee ‘C’	4.39%
	Corn	5.04
	Cotton No. 2	20.55
	Lean Hogs	0.51
	Live Cattle	1.75
	Soybean Meal	19.44
	Soybean Oil	4.39
	Soybeans	19.15
	Sugar No. 11	19.96
	Wheat	4.82
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Monthly Rebalance Commodity Excess Return Index
	Long Futures Contracts
	Coffee ‘C’	4.39%
	Corn	5.04
	Cotton NO. 2	20.55
	Lean Hogs	0.51
	Live Cattle	1.75
	Soybean Meal	19.44
	Soybean Oil	4.39
	Soybeans	19.15
	Sugar No. 11	19.96
	Wheat	4.82
	Total	100.00%
Single Commodity Excess Return Index
	Long Futures Contracts
	Gold	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts
	Copper	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contrats
	Natural Gas	100.00%
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
S&P GSCI Aluminum Dynamic Roll Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$1,331,818,968	$—	$1,331,818,968
Commodity-Linked Securities	—	124,934,195	—	124,934,195
Money Market Funds	1,674,082,961	—	—	1,674,082,961
Total Investments in Securities	1,674,082,961	1,456,753,163	—	3,130,836,124
Other Investments - Assets*
Futures Contracts	72,042,448	—	—	72,042,448
Swap Agreements	—	644,120	—	644,120
	72,042,448	644,120	—	72,686,568
Other Investments - Liabilities*
Futures Contracts	(5,047,303)	—	—	(5,047,303)
Swap Agreements	—	(1,537,108)	—	(1,537,108)
	(5,047,303)	(1,537,108)	—	(6,584,411)
Total Other Investments	66,995,145	(892,988)	—	66,102,157
Total Investments	$1,741,078,106	$1,455,860,175	$—	$3,196,938,281

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Allocation Fund